Financial assets and liabilities - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Assets	$ 68,030	$ 66,764
Liabilities	$ (44,265)	$ (43,823)
Repurchase obligation of trust ownership percentage	9.00%	9.00%
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability
Disclosure of financial assets [line items]
Liabilities	$ (149)	$ (149)
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Liabilities	0	0
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Liabilities	0	0
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Liabilities	(149)	(149)
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Assets	175	183
Publicly-traded and privately-held investments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets	14	24
Publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets	0	0
Publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets	161	159
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Net assets (liabilities)	365	279
Derivative financial instruments | Derivative financial instruments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Net assets (liabilities)	0	0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Net assets (liabilities)	365	279
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Net assets (liabilities)	0	0
Other | Other
Disclosure of financial assets [line items]
Net assets (liabilities)	124	122
Other | Other | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Net assets (liabilities)	0	0
Other | Other | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Net assets (liabilities)	173	185
Other | Other | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Net assets (liabilities)	$ (49)	$ (63)